UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       August 14, 2008
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:      $ 438,634 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

                                                                   <C
                                                                   >
NAME OF ISSUER             TITLE    CUSIP      VALUE     SHARES         INV.  OTHE  VOTING AUTH
                           OF                  X1000                    DISC. R
                           CLASS                                              MGR
                                                                                    SOLE      SHR  NON
                                                                                                   E

CASH STORE FINANCIAL       COMMON   14756F103      6,657  1,621,90  N   SOLE         1,621,9   0    0
                                                                 0                        00
COREL CORP                 COMMON   21869X103        939   100,348  N   SOLE         100,348   0    0
INSTA-RENT INC             COMMON   45777C109        221  1,233,03  N   SOLE         1,233,0   0    0
                                                                 7                        37
ACCURIDE CORP              COMMON   004398103     15,862  3,732,35  N   SOLE         3,732,3   0    0
                                                                 2                        52
ACXIOM CORP                COMMON   005125109     22,397  1,949,29  N   SOLE         1,949,2   0    0
                                                                 0                        90
ADMINISTAFF INC            COMMON   007094105     13,871   497,358  N   SOLE         497,358   0    0
AMERICAN REPROGRAPHICS CO  COMMON   029263100     10,664   640,466  N   SOLE         640,466   0    0
AMERICAN WOODMARK CORP     COMMON   030506109     32,595  1,542,58  N   SOLE         1,542,5   0    0
                                                                 5                        85
ARDEN GROUP INC            COMMON   039762109        604     4,763  N   SOLE           4,763   0    0
ATLANTIS GROUP INC CL A    COMMON   049156102         83   695,459  N   SOLE         695,459   0    0
BALDWIN TECHNOLOGY CO CL   COMMON   058264102        510   215,947  N   SOLE         215,947   0    0
A
BIG 5 SPORTING GOODS CORP  COMMON   08915P101     24,966  3,298,04  N   SOLE         3,298,0   0    0
                                                                 1                        41
BLUELINX HOLDINGS INC      COMMON   09624H109      7,499  2,118,26  N   SOLE         2,118,2   0    0
                                                                 3                        63
BRANDPARTNERS GROUP INC    COMMON   10531R107        197  3,286,42  N   SOLE         3,286,4   0    0
                                                                 3                        23
BUILDERS FIRSTSOURCE INC   COMMON   12008R107     28,413  5,350,88  N   SOLE         5,350,8   0    0
                                                                 4                        84
CARMIKE CINEMAS INC        COMMON   143436400      6,508  1,108,64  N   SOLE         1,108,6   0    0
                                                                 1                        41
CASCADE BANCORP            COMMON   147154108      4,508   585,470  N   SOLE         585,470   0    0
CHARMING SHOPPES INC       COMMON   161133103     15,173  3,305,67  N   SOLE         3,305,6   0    0
                                                                 2                        72
COLUMBIA BANCORP ORE       COMMON   197231103        373    52,081  N   SOLE          52,081   0    0
COMERICA INC               COMMON   200340107     10,403   405,910  N   SOLE         405,910   0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105      9,501  1,016,18  N   SOLE         1,016,1   0    0
INC                                                              4                        84
CPI INTL INC               COMMON   12618M100     10,917   887,539  N   SOLE         887,539   0    0
DRESS BARN INC             COMMON   261570105     66,065  4,937,62  N   SOLE         4,937,6   0    0
                                                                 8                        28
FAIR ISAAC & CO INC        COMMON   303250104     10,759   518,020  N   SOLE         518,020   0    0
FTD GROUP INC              COMMON   30267U108     11,218   841,568  N   SOLE         841,568   0    0
KENEXA CORPORATION         COMMON   488879107      4,173   221,484  N   SOLE         221,484   0    0
MAIDENFORM BRANDS INC      COMMON   560305104     10,953   811,325  N   SOLE         811,325   0    0
MANHATTAN ASSOCIATES INC   COMMON   562750109      7,751   326,634  N   SOLE         326,634   0    0
MBIA INC                   COMMON   55262C100      8,393  1,911,84  N   SOLE         1,911,8   0    0
                                                                 4                        44
MENS WEARHOUSE INC         COMMON   587118100      5,150   316,119  N   SOLE         316,119   0    0
MOTHERS WORK INC           COMMON   619903107      5,680   564,026  N   SOLE         564,026   0    0
NESS TECHNOLOGIES INC      COMMON   64104X108      6,154   608,094  N   SOLE         608,094   0    0
PANTRY INC DEL             COMMON   698657103     20,806  1,951,78  N   SOLE         1,951,7   0    0
                                                                 2                        82
REGIS CORPORATION          COMMON   758932107     20,711   785,983  N   SOLE         785,983   0    0
RURAL METRO CORP           COMMON   781748108      5,684  2,813,65  N   SOLE         2,813,6   0    0
                                                                 2                        52
SEVERN BANCORP  ANNAPOLIS  COMMON   81811M100         96    14,447  N   SOLE          14,447   0    0
MD
TFS FINANCIAL CORP         COMMON   87240R107      3,671   316,772  N   SOLE         316,772   0    0
WEBSENSE INC               COMMON   947684106     28,509  1,692,96  N   SOLE         1,692,9   0    0
                                                                 0                        60



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